Share-Based Payment	12 Months Ended
Dec. 31, 2022
Disclosure of Share Based Payment Arrangements [Abstract]
SHARE-BASED PAYMENT

NOTE 27: SHARE-BASED PAYMENT

The share-based payment expense related to stock options and restricted stock units (“RSU”) for employee services received is as follows:

	Year ended December 31,
	2022	2021
Equity-settled share-based payment plans	21,788	22,585

Options

During the year ended December 31, 2022, the Board of Directors approved stock option grants to purchase up to 9,592,000 common shares in accordance with the Long-Term Incentive Plan (the “LTIP Plan”) adopted on May 18, 2021. All options issued according to the LTIP Plan become exercisable when they vest and can be exercised for a maximum period of 5 years from the date of the grant.

The inputs used to value the option grants using the Black-Scholes model are as follows:

Grant date	March 31, 2022	May 19, 2022	June 30, 2022	November 16, 2022	December 27, 2022
Dividend yield (%)	—	—	—	—	—
Expected share price volatility (%)	105%	106%	102%	103%	102%
Risk-free interest rate (%)	2.49%	2.78%	2.99%	4.13%	4.17%
Expected life of stock options (years)	3	3	3	3	3
Share price (CAD)	4.71	2.45	1.50	1.00	0.55
Exercise price (CAD)	4.71	2.45	1.50	1.00	0.55
Fair value of options (USD)	2.40	1.21	0.72	0.46	0.25
Vesting period (years)	1.5	1.5	1.5	1.5	1.5
Number of options granted	120,000	5,382,000	20,000	200,000	3,870,000

Details of the outstanding stock options are as follows:

	Year ended December 31,
	2022		2021
	Number of Options	Weighted Average Exercise Price ($CAD)	Number of Options	Weighted Average Exercise Price ($CAD)
Outstanding, January 1,	12,547,000	4.86	8,100,000	0.72
Granted	9,592,000	1.68	10,775,000	5.91
Exercised	(70,000)	0.41	(6,074,000)	1.27
Forfeited	(205,000)	5.65	(251,000)	3.41
Expired	(60,000)	4.37	(3,000)	0.99
Outstanding, December 31,	21,804,000	3.47	12,547,000	4.86
Exercisable, December 31,	2,306,375	0.46	5,676,000	4.57

The weighted average contractual life of the stock options as of December 31, 2022 was 4.0 years (December 31, 2021: 4.3 years).

RSUs

On May 19, 2022, the Board of Directors approved the grant of 200,000 RSUs (during the year December 31, 2021: 200,000 RSUs) to certain members of senior management which vest 25% upfront and an additional 25% every 6 months (during the year ended December 31, 2021: vest ratably, on an annual basis, over a three-year period). The value of the RSUs on the grant date was $1.91 per unit (during the year December 31, 2021: $4.05 per unit).